Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance Sheets
Common stock, Authorized	500,000,000	500,000,000	500,000,000
Common stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common stock, Issued	500,000,000	500,000,000	500,000,000
Common stock, Outstanding	500,000,000	500,000,000	500,000,000